Taxes on Income - Schedule of Composition and Movement in Deferred Taxes (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
In non-current liabilities [Member]
Taxes on Income - Schedule of Composition and Movement in Deferred Taxes (Details) [Line Items]
Balance beginning	[1]	$ (1,575)	$ (3,432)
Charged to profit or loss	[1]	404	1,725
Adjustments arising from translating financial statements from functional currency to presentation currency	[1]	14	132
Balance ending	[1]	(1,157)	(1,575)
As shown on balance sheet :	[1],[2]	(79)
In non-current assets [Member]
Taxes on Income - Schedule of Composition and Movement in Deferred Taxes (Details) [Line Items]
Balance beginning	[1]	1,459	3,271
Charged to profit or loss	[1]	(368)	(1,686)
Adjustments arising from translating financial statements from functional currency to presentation currency	[1]	(13)	(126)
Balance ending	[1]	1,078	$ 1,459
As shown on balance sheet :	[1],[2]

[1]	The deferred taxes are computed at a tax rate of 23%.
[2]	The deferred tax shown above is not netted off within companies. The balance sheet shows the net position.